Fair Value (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 144,528,758	$ 159,697,420
Fair Value Level 1 | U.S. Government securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	11,335,980	26,755,143
Fair Value Level 2
Assets: (market approach)
Assets recorded at fair value on a recurring basis	133,192,778	132,942,277
Fair Value Level 2 | Other investments [Member]
Assets: (market approach)
Assets recorded at fair value on a recurring basis	487,866	473,227
Fair Value Level 2 | Taxable municipal securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	265,563	247,745
Fair Value Level 2 | Tax-exempt municipal securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	10,323,651	10,238,253
Fair Value Level 2 | U.S. GSE debt securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	11,443,777	10,963,515
Fair Value Level 2 | Agency MBS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	107,261,236	102,256,237
Fair Value Level 2 | ABS and OAS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	1,666,881	1,957,765
Fair Value Level 2 | CMO [Member]
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 1,743,804	$ 6,805,535